JCIII LoanKey	JCIII	LOANID	Loan Id	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
1159426					2	1			2	[2] Affiliated Business Doc Missing				CA		Cashout Refi	Owner Occ	78.7	78.7	0
15121940					3	3	[3] MI Missing		1					NC		Purchase	Owner Occ	95	95	57.15
15122229					2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				TX		Purchase	Owner Occ	100	100	43.57
22311484					3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				CA		Purchase	Owner Occ	80	100	40.985
25620368					2	1			2	[2] State - Missing Lock In Agreement				FL		Cashout Refi	Owner Occ	100	100	41.94
57057589					3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		1					OR		Cashout Refi	Owner Occ	90	90	48.43
78934278					3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Interest Rate Disclsoure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower’s Choice of Attorney Disclosure	Finance charges under disclosed by $830.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	NY		Purchase	Owner Occ	77.6	95	36.1
106223439					3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				CA		Cashout Refi	Owner Occ	80	80	37.36
115067915					3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Lock In Agreement				FL		Purchase	Owner Occ	80	80	21.7
123444365					1	1			1					IL		Purchase	Owner Occ	80	95	43
130554749					2	1			2	[2] State - Missing Borrower’s Choice of Attorney Disclosure				NY		Cashout Refi	Owner Occ	74.73	74.73
139878479					2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Oral Agreement Notice				WA		Purchase	Owner Occ	80	100	46.58
139928618					2	1			2	[2] State - Missing Prevailing Commitment Disclosure				NY		Purchase	Owner Occ	80	100	43.86
141439172					3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Broker Agreement				FL		Purchase	Owner Occ	80	100	47.19
161784576					2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Agreement				CT		Cashout Refi	Owner Occ	64	64	49.01
166502317					3	1			3	[3] HUD-1 Incomplete [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD incomplete due to missing page 2. No fees were captured.	NO		NY		Purchase	Investment Property	80	80	41.23
169883016					2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Choice of Settlement Agent Disclosure				VA		Cashout Refi	Investment Property	70	70	43.73
178984158					2	1			2	[2] Credit Score Disclosure Not Present				IL		Rate/Term Refi	Owner Occ	74.74	74.74	35.27
210380526					3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $354.76 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Late charge fee of 5% exceeds the max allowed of 4% for the state of Mississippi.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	MS		Cashout Refi	Owner Occ	96.78	96.78
821396089					3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	The Note P&I of $1,728.89 exceeds the $0.05 tolerance with a calculated P&I of $1,728.77.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure				CA		Cashout Refi	Owner Occ	87.34	87.34	31.77
821831284					3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				AZ		Cashout Refi	Owner Occ	90	90	25.96
871469731					3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being executed by borrower and missing date.	NO		FL		Purchase	Owner Occ	80	80	35.81
871483458	3	3	[3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to only first page of the appraisal in file.	3	[3] [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice of 3-day Right of Rescission signed and dated at time of closing not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[3]   [TXH] Home Loan Provision: Unable to validate value stated on “Acknowledgement of Fair Market Value” matches value stated by appraiser due to missing docs
[3]   [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
[3]   TIL Missing
[3]   ROR Missing
[3]   Violation of TX Equity Out 12 Day Cooling-Off Period
[2]   State - Missing Mortgage Banker Disclosure
[2]   Affiliated Business Doc Missing
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice of 3-day Right of Rescission signed and dated at time of closing not in file.
[TXH] Home Loan Provision: Unable to validate value stated on “Acknowledgement of Fair Market Value” matches value stated by appraiser due to missing docs
												YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL. TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL. TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL.	TX		Cashout Refi	Owner Occ	69.87	69.87
871678974					3	3	[3] Credit Report Missing [3] Initial Application Unsigned		3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being executed by borrower, missing date and page 2 of 2.	NO		CA		Purchase	Investment Property	80	80	31.79
872103310					3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure				VA		Purchase	Owner Occ	80	100
872522990					3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Appraisal Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES		CT		Purchase	Owner Occ	80	95
872621408					3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure				NY		Purchase	Owner Occ	80	80	40.7
873394256					3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	CA		Cashout Refi	Owner Occ	100	100
873881371					3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		NC		Cashout Refi	Owner Occ	80	80
1742268628					3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	MD		Cashout Refi	Owner Occ	79.38	79.38	30.243
1742611902					3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial TIL Missing	Final TIL is executed by borrower at closing; however reflects estimated Finance Charge figure.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	CT		Cashout Refi	Owner Occ	69.44	69.44	35.98
1756070629					3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure	Finance charges under disclosed by $599.96 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $600 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	NY		Cashout Refi	Owner Occ	68.14	68.14	53.391
1829205920					3	3	[3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Disclosure of Terms of Mortgage Application	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	VA		Cashout Refi	Owner Occ	74.57	74.57	39
1844760687					3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Commitment [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				MD		Cashout Refi	Owner Occ	74.07	74.07	42.24
1860180860					3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $235.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	MN		Cashout Refi	Owner Occ	53.33	53.33	16.834
1903098791					3	1			3	[3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	OR		Rate/Term Refi	Owner Occ	77.89	77.89	58.19
1914040670					3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower’s Choice of Attorney Disclosure				NY		Purchase	Owner Occ	77	77	38.6
1915414436					3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [2] State - Missing Borrower’s Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	NY		Cashout Refi	Owner Occ	59.52	59.52
1962541133					3	3	[3] Credit Report Missing		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $72.57 which exceeds the $35 tolerance for refinance transactions. TIL itemizaiton did not disclose a courier fee of $75 as a prepaid finance charge.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	GA		Rate/Term Refi	Owner Occ	63.39	63.39	64.115
1980352449					3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	CT		Cashout Refi	Owner Occ	70	70	48.48
1991370238					2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing				SC		Rate/Term Refi	Owner Occ	66.72	66.72
3013086883					3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document				IL		Cashout Refi	Owner Occ	80	80	28.27
3013506856					3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial TIL Missing				FL		Cashout Refi	Owner Occ	75.6	75.6	39.7
4500276409					3	1			3	[3] State Late Charge Not Standard [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mortgage Loan Rate Lock Commitment [2] Initial GFE Missing [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			MA		Cashout Refi	Owner Occ	74.7	74.7	43.45
4501931893					3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing Mortgage Consumer Disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due to amortizing term reflecting 311 months; however, amortizing term on note indicates 360 months. Finance charges under disclosed by $16,711.08 which exceeds the $35 tolerance for refinance transactions. Under disclosure due to final TIL reflecting amortization over 311 months; however, note indicates loan amortization over 360 months. The Note reflects P&I of $516.44 and the TIL reflects an initial P&I of $543.39. Discrepancy appears to be due to final TIL amortizing term differs from amortizing term on note.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	PA		Cashout Refi	Owner Occ	65.57	65.57	60.11
7000030315					3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				VA		Cashout Refi	Owner Occ	88.91	88.91	54.886
9341520907					3	3	[3] Mortgage/DOT Incomplete [3] Note Incomplete	The Mortgage indicates the property XXX is located in XXX; however, the appraisal indicates the property is located in XXX. The Note dated XXX shows Property Address as XXX in XXX XXX however, the address of XXX in XXX is evidenced on the HUD, Appraisal and Final TIL documents.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges are underdisclosed by $58.34 which exceeds the $35 tolerance for refinances. The TIL itemization did not disclose the Closign Agent Fee of $75 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	FL		Cashout Refi	Owner Occ	78.1	78.1
9800031263					1	1			1					PA		Cashout Refi	Owner Occ	80	80	33.55